UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept 30, 2005

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  10/25/05

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		70


Form 13F information table value total (x$1000): $676,052


List of other included managers:  zero

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                                                           Artemis Investment Management
                                                                    FORM 13F
                                                               September 30, 2005


                                           Value     Shares/    Sh/  Put/  Invstmt   Other
Name of       Title of      Cusip         (x$1000)   Pm Amt     Pm   Call  Dscretn   Mgers  Sole    Shared None
Issuer	        Class
-------        -------    ----------       ----      -------    --   ----  -------   -----  -----    ---  ----
AFLAC Inc.         COM       001055102        59     1,300.00   SH          Sole           1,300.00
Advanced America   COM       00739W107        60     4,500.00   SH          Sole           4,500.00
Aftermarket Tech   COM       008318107    14,890   809,700.00   SH          Sole         809,700.00
Alkermes           COM       01642T108    15,795   940,200.00   SH          Sole         940,200.00
Assured Guaranty   COM       G0585R106    23,387   977,300.00   SH          Sole         977,300.00
Blockbuster Inc.   COM       093679108    14,868 3,130,200.00   SH          Sole       3,130,200.00
Brown & Brown      COM       115236101        60     1,200.00   SH          Sole           1,200.00
Coca-Cola          COM       191216100        60     1,400.00   SH          Sole           1,400.00
Cognex Corp        COM       192422103    19,780   657,800.00   SH          Sole         657,800.00
DSW Inc.           COM       23334L102        57     2,700.00   SH          Sole           2,700.00
DTS, Inc.          COM       23335c101    10,643   632,000.00   SH          Sole         632,000.00
Digimarc           COM       253807101     4,985   735,300.00   SH          Sole         735,300.00
Eddie Bauer Hldgs  COM       071625107        64     2,600.00   SH          Sole           2,600.00
FARO Technologies  COM       311642102    14,547   746,400.00   SH          Sole         746,400.00
Fleetwood
Enterprises        COM       339099103    26,832 2,181,500.00   SH          Sole       2,181,500.00
Fomento Econ Mex   COM       344419106        63       900.00   SH          Sole             900.00
GameStop Corp Cl.B COM       36467W208        40     1,400.00   SH          Sole           1,400.00
Hanover Compressor COM       410768105    22,473 1,621,400.00   SH          Sole       1,621,400.00
Heartland Payment
Systems Inc        COM       42235N108        21       900.00   SH          Sole             900.00
ITC Holdings Corp  COM       465685105        61     2,100.00   SH          Sole           2,100.00
Identix            COM       451906101    10,392 2,211,100.00   SH          Sole       2,211,100.00
Impax Laboratories COM       45256B101     4,482   369,500.00   SH          Sole         369,500.00
Infinity Property
& Casualty         COM       45665Q103    16,026   456,700.00   SH          Sole         456,700.00
Intermagnetics Gen COM       458771102    19,026   680,950.00   SH          Sole         680,950.00
Intervoice         COM       461142101     6,963   773,700.00   SH          Sole         773,700.00
Investment Tech.   COM       46145F105     7,625   257,600.00   SH          Sole         257,600.00
Iron mountain      COM       462846106        59     1,600.00   SH          Sole           1,600.00
Jackson Hewitt Tax COM       468202106        60     2,500.00   SH          Sole           2,500.00
James River Coal   COM       470355207        56     1,100.00   SH          Sole           1,100.00
Jarden             COM       471109108    17,952   437,100.00   SH          Sole         437,100.00
KV Pharmaceutical  COM       482740206    18,102 1,018,700.00   SH          Sole       1,018,700.00
Keane Inc.         COM       486665102     6,753   590,800.00   SH          Sole         590,800.00
Knight Transport.  COM       499064103        41     1,700.00   SH          Sole           1,700.00
Labor Ready        COM       505401208    20,623   804,000.00   SH          Sole         804,000.00
Macrovision Corp.  COM       555904101    21,959 1,149,700.00   SH          Sole       1,149,700.00
Marsh and Mclennan COM       571748102        46     1,500.00   SH          Sole           1,500.00
Meredith Cl A & B  COM       589433101        60     1,200.00   SH          Sole           1,200.00
Mettler Toledo Int COM       592688105     9,951   195,200.00   SH          Sole         195,200.00
Minerals Tech.     COM       603158106    14,627   255,665.00   SH          Sole         255,665.00
Mitsubishi UFJ
Financial Group    COM       606822104        65     5,000.00   SH          Sole           5,000.00
National Financial COM       63607P208    23,121   512,200.00   SH          Sole         512,200.00
Nic, Inc.          COM       62914B100     7,050 1,076,300.00   SH          Sole       1,076,300.00
Nice Systems ADR   COM       653656108    17,510   387,400.00   SH          Sole         387,400.00
Novatel Wireless   COM       66987M604    20,695 1,430,200.00   SH          Sole       1,430,200.00
Pacer Intl. Inc    COM       69373H106    17,392   659,800.00   SH          Sole         659,800.00
Palm Inc.          COM       696643105    11,618   410,100.00   SH          Sole         410,100.00
Pep Boys           COM       713278109    11,305   816,800.00   SH          Sole         816,800.00
Plug Power         COM       72919P103    17,677 2,599,500.00   SH          Sole       2,599,500.00
Power-One Inc      COM       739308104    10,930 1,973,000.00   SH          Sole       1,973,000.00
Pra International  COM       69353C101     8,781   289,700.00   SH          Sole         289,700.00
Quiksilver         COM       74838C106    18,454 1,277,100.00   SH          Sole       1,277,100.00
Regal-Beloit       COM       758750103    19,827   611,200.00   SH          Sole         611,200.00
Regeneration
Technologies Inc.  COM       75886N100     3,411   417,528.00   SH          Sole         417,528.00
Restoration Hard.  COM       760981100     7,150 1,131,400.00   SH          Sole       1,131,400.00
Revlon             COM       761525500    18,119 5,627,000.00   SH          Sole       5,627,000.00
Salix
Pharmaceutical     COM       795435106    23,675 1,114,100.00   SH          Sole       1,114,100.00
Scansource         COM       806037107    14,822   304,100.00   SH          Sole         304,100.00
Stratasys          COM       862685104     7,784   262,100.00   SH          Sole         262,100.00
StreetTracks
Gold Shares        COM       863307104        61     1,300.00   SH          Sole           1,300.00
TNS Inc.           COM       872960109     9,220   380,200.00   SH          Sole         380,200.00
Triad Hospitals    COM       89579K109        36       800.00   SH          Sole             800.00
Unica Corp         COM       904583101        58     5,300.00   SH          Sole           5,300.00
Universal Truck.   COM       91388P105        45     2,400.00   SH          Sole           2,400.00
VCA Antech         COM       918194101    20,635   808,575.00   SH          Sole         808,575.00
Valor Commun.      COM       920255106        41     3,000.00   SH          Sole           3,000.00
Varian Inc.        COM       922206107    16,075   468,400.00   SH          Sole         468,400.00
Wabash National    COM       929566107    15,559   791,400.00   SH          Sole         791,400.00
Watsco Inc.        COM       942622200    11,286   212,500.00   SH          Sole         212,500.00
Whole Foods Market COM       966837106        67       500.00   SH          Sole             500.00
Winnebago          COM       974637100        35     1,200.00   SH          Sole           1,200.00
TOTAL PORTFOLIO
REPORT SUMMARY     70                    676,052


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